Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Financial Services Disaggregated by Nature - Disaggregated by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Financial Services Disaggregated by Nature [Line Items]
Total revenue	$ 107,977,544	$ 90,812,551	$ 92,067,474
One-Time Commission Fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Financial Services Disaggregated by Nature [Line Items]
Total revenue	107,977,544	90,812,551	90,853,014
Recurring Service Fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Financial Services Disaggregated by Nature [Line Items]
Total revenue			$ 1,214,460